Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

(the “Fund”)

Supplement dated May 4, 2022 to the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information, each dated April 29, 2022

Update to Portfolio Management Team

Brookfield Public Securities Group LLC (the “Adviser”), the investment adviser and administrator to the Fund, will implement certain changes to the Fund’s portfolio management team. Effective June 30, 2022, Mr. Bernhard Krieg, CFA, will be joined by Messrs. Brandon Benjamin, Julian Perlmutter, CFA, Michael Shoemacher and Richard Sweigard as Co-Portfolio Managers of the Fund. Each will share primary responsibility for overseeing the day-to-day management of the Fund.

Effective June 30, 2022, on page 10 of the Prospectus, the portfolio management disclosure under the heading “Management,” will be deleted and replaced with the following:

“Portfolio Managers: Bernhard Krieg, CFA, Managing Director and Portfolio Manager, Brandon Benjamin, Director and Portfolio Manager, Julian Perlmutter, CFA, Director and Portfolio Manager, Michael Shoemacher, Director and Portfolio Manager, and Richard Sweigard, Director and Portfolio Manager, each of Brookfield Public Securities Group LLC, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Krieg has served as a Portfolio Manager of the Fund since its inception, and Messrs. Benjamin, Perlmutter, Shoemacher and Sweigard have served as Portfolio Managers of the Fund since June 2022.”

Effective June 30, 2022, on page 66 of the Prospectus, under the heading “Portfolio Managers,” the disclosure is hereby amended, in part, and supplemented with the following:

“Brandon Benjamin – Director and Portfolio Manager.  Brandon Benjamin has 16 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on the U.S. Shopping Center, Residential and Net Lease sectors, as well as Japanese Developers. Prior to joining the firm in 2019, Brandon was a Global Real Estate Senior Investment Analyst at American Century Investments where he covered U.S. Residential and Self-Storage REITs, homebuilders, and commercial real estate brokers, as well as Japan. Prior to American Century Investments, he held positions at Harrison Street Securities, NAREIT and Cambridge Associates. Brandon is a member of the National Association of Real Estate Investment Trusts (NAREIT). He earned a Juris Doctor degree from Indiana University Maurer School of Law, a Master of Business Administration degree from Indiana University Kelley School of Business, and a Bachelor of Arts degree in Economics and Business from Lafayette College.

Julian Perlmutter, CFA – Director and Portfolio Manager. Julian Perlmutter has 19 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on the U.S. Self Storage, Towers, and Data Center sectors, as well as Asian markets including Hong Kong and China. Prior to joining the firm in 2012, Julian was a Vice President at Cohen & Steers Capital Management Inc. based in New York and then Hong Kong covering Asian securities. Julian also worked as an analyst at Morningstar Inc. focusing on the U.S. Hotel and Apartment REIT sectors. He holds the Chartered Financial Analyst® designation and earned a Bachelor of Business Administration degree from Loyola University in Chicago.

Michael Shoemacher – Director and Portfolio Manager. Michael Shoemacher has 18 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on U.S. Healthcare, United Kingdom, and Australia. Prior to joining the firm in 2012, Michael was part of the global portfolio management team at Heitman as Assistant Portfolio Manager for the European region. He was based in Frankfurt and London during his tenure at Heitman. He began his career at TCF National Bank in the commercial-lending division with a focus on underwriting commercial real estate loans and other asset-backed credit facilities. Michael earned a Bachelor of Science degree from Miami University.

Richard Sweigard – Director and Portfolio Manager. Richard Sweigard has 21 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. Richard assists in construction, execution, and daily oversight of several portfolio strategies. In addition, he focuses on the U.S. Office, Diversified and Regional Malls sectors, as well as Singapore. Prior to joining the firm in 2005, he was an analyst at KeyBanc Capital Markets, a division of McDonald Investments. Richard earned a Bachelor of Business Administration degree from the University of Wisconsin-Madison.

….

Messrs. Krieg, Benjamin, Perlmutter, Shoemacher and Sweigard are jointly and primarily responsible for the day-to-day management of the Global Real Estate Fund.”

Effective June 30, 2022, on page 50 of the SAI, under the heading “Portfolio Managers,” the disclosure is hereby supplemented with the following:

“Brandon Benjamin – Director and Portfolio Manager.  Brandon Benjamin has 16 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on the U.S. Shopping Center, Residential and Net Lease sectors, as well as Japanese Developers. Prior to joining the firm in 2019, Brandon was a Global Real Estate Senior Investment Analyst at American Century Investments where he covered U.S. Residential and Self-Storage REITs, homebuilders, and commercial real estate brokers, as well as Japan. Prior to American Century Investments, he held positions at Harrison Street Securities, NAREIT and Cambridge Associates. Brandon is a member of the National Association of Real Estate Investment Trusts (NAREIT). He earned a Juris Doctor degree from Indiana University Maurer School of Law, a Master of Business Administration degree from Indiana University Kelley School of Business, and a Bachelor of Arts degree in Economics and Business from Lafayette College.

Julian Perlmutter, CFA – Director and Portfolio Manager. Julian Perlmutter has 19 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on the U.S. Self Storage, Towers, and Data Center sectors, as well as Asian markets including Hong Kong and China. Prior to joining the firm in 2012, Julian was a Vice President at Cohen & Steers Capital Management Inc. based in New York and then Hong Kong covering Asian securities. Julian also worked as an analyst at Morningstar Inc. focusing on the U.S. Hotel and Apartment REIT sectors. He holds the Chartered Financial Analyst® designation and earned a Bachelor of Business Administration degree from Loyola University in Chicago.

Michael Shoemacher – Director and Portfolio Manager. Michael Shoemacher has 18 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. He focuses on U.S. Healthcare, United Kingdom, and Australia. Prior to joining the firm in 2012, Michael was part of the global portfolio management team at Heitman as Assistant Portfolio Manager for the European region. He was based in Frankfurt and London during his tenure at Heitman. He began his career at TCF National Bank in the commercial-lending division with a focus on underwriting commercial real estate loans and other asset-backed credit facilities. Michael earned a Bachelor of Science degree from Miami University.

Richard Sweigard – Director and Portfolio Manager. Richard Sweigard has 21 years of industry experience and is a Director on the Public Securities Group’s Real Estate Securities team. His responsibilities include performing individual securities analysis as well as fundamental industry-and property-related research. Richard assists in construction, execution, and daily oversight of several portfolio strategies. In addition, he focuses on the U.S. Office, Diversified and Regional Malls sectors, as well as Singapore. Prior to joining the firm in 2005, he was an analyst at KeyBanc Capital Markets, a division of McDonald Investments. Richard earned a Bachelor of Business Administration degree from the University of Wisconsin-Madison.

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Messrs. Krieg, Benjamin, Perlmutter, Shoemacher and Sweigard are jointly and primarily responsible for the day-to-day management of the Global Real Estate Fund.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Fund’s Summary Prospectus, Prospectus or SAI.

Please retain this Supplement for reference.